Cover	Oct. 29, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Mastercard Incorporated
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32877
Entity Tax Identification Number	13-4172551
Entity Address, Address Line One	2000 Purchase Street
Entity Address, Postal Zip Code	10577
Entity Address, City or Town	Purchase,
Entity Address, State or Province	NY
City Area Code	(914)
Local Phone Number	249-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001141391
Class A Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	MA
Security Exchange Name	NYSE
2.1% Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	2.1% Notes due 2027
Trading Symbol	MA27
Security Exchange Name	NYSE
1% Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	1.0% Notes due 2029
Trading Symbol	MA29A
Security Exchange Name	NYSE
2.5% Notes due 2030
Entity Information [Line Items]
Title of 12(b) Security	2.5% Notes due 2030
Trading Symbol	MA30
Security Exchange Name	NYSE